NET INTEREST INCOME (Details) - Schedule of Net Interest Income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Total interest and similar income		£ 16,006	£ 16,620	£ 17,615
Subordinated liabilities		£ 1,436	£ 1,864	£ 1,970
Total interest and similar expense	[1]	1.06%	1.44%	1.19%
Total interest and similar expense	[1]	£ (5,094)	£ (7,346)	£ (6,297)
Net interest income		£ 10,912	£ 9,274	£ 11,318
Interest and similar income [Member]
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Loans and advances to customers		3.16%	3.32%	3.50%
Loans and advances to customers		£ 14,712	£ 15,190	£ 16,256
Loans and advances to banks		0.40%	0.46%	0.42%
Loans and advances to banks		£ 271	£ 381	£ 397
Debt securities held as loans and receivables		1.29%	1.47%	1.87%
Debt securities held as loans and receivables		£ 43	£ 56	£ 40
Interest receivable on loans and receivables		2.81%	2.87%	2.98%
Interest receivable on loans and receivables		£ 15,026	£ 15,627	£ 16,693
Available-for-sale financial assets		1.96%	1.88%	1.77%
Available-for-sale financial assets		£ 980	£ 762	£ 725
Held-to-maturity investments			1.44%	1.49%
Held-to-maturity investments			£ 231	£ 197
Total interest and similar income	[2]	2.73	2.77	2.86
Total interest and similar income	[2]	£ 16,006	£ 16,620	£ 17,615
Interest and similar expense [Member]
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Deposits from banks, excluding liabilities under sale and repurchase transactions		1.18%	0.65%	0.41%
Deposits from banks, excluding liabilities under sale and repurchase transactions		£ (80)	£ (68)	£ (43)
Customer deposits, excluding liabilities under sale and repurchase transactions		0.49%	0.69%	0.87%
Customer deposits, excluding liabilities under sale and repurchase transactions		£ (1,722)	£ (2,520)	£ (3,299)
Debt securities in issue	[3]	0.37%	0.94%	0.69%
Debt securities in issue	[3]	£ (266)	£ (799)	£ (586)
Subordinated liabilities		7.93%	8.35%	8.37%
Subordinated liabilities		£ (1,481)	£ (1,864)	£ (2,091)
Liabilities under sale and repurchase agreements		0.58%	0.46%	0.57%
Liabilities under sale and repurchase agreements		£ (110)	£ (38)	£ (34)
Interest payable on liabilities held at amortised cost		0.79%	1.07%	1.19%
Interest payable on liabilities held at amortised cost		£ (3,659)	£ (5,289)	£ (6,053)
Amounts payable to unitholders in consolidated open-ended investment vehicles		9.15%	10.85%	1.16%
Amounts payable to unitholders in consolidated open-ended investment vehicles		£ (1,435)	£ (2,057)	£ (244)

[1]	Includes 50 million (2016: 51 million; 2015: nil) of interest expense on assets with negative interest rates.
[2]	Includes 12 million (2016: nil; 2015: nil) of interest income on liabilities with negative interest rates.
[3]	The impact of the Group's hedging arrangements is included on this line; excluding this impact the weighted average effective interest rate in respect of debt securities in issue would be 2.43 per cent (2016: 2.70 per cent; 2015: 2.76 per cent).